AVAILABLE-FOR-SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Schedule of Available-for-sale Securities
Estimated fair value	$ 55,309		$ 44,719
Other than temporary impairment loss on available-for-sale securities	10,995
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	38,387		4,352
Unrealized gains (losses) in accumulated other comprehensive loss	4,753		1,902
Estimated fair value	43,140		6,254
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	13,654		48,047
Unrealized gains (losses) in accumulated other comprehensive loss	(1,485)		(9,582)
Estimated fair value	12,169		38,465
Other than temporary impairment loss on available-for-sale securities	$ 11,000
Maximum duration of impairment for investments in available-for-sale securities	3 months